Subsequent Events (Details) $ / shares in Units, $ in Millions			1 Months Ended				8 Months Ended
	Apr. 10, 2018 shares	Jan. 08, 2018 USD ($)	Mar. 19, 2018 Employee $ / shares shares	Jan. 18, 2018 USD ($) shares	Jan. 10, 2018 USD ($) $ / shares shares	Jan. 08, 2018 USD ($)	Aug. 18, 2017 shares	Aug. 18, 2018 USD ($)
Subsequent Events (Textual)
Ordinary shares issued to selling shareholders | shares							417,166
Aggregate of cash to paid | $						$ 11.7
Long term investment, descriptiion				The Company will also issue additional shares to the Selling Shareholders if the aggregate value of the Company shares initially issued to the Selling Shareholders under this agreement is less than US$3,000 on August 18, 2018. This transaction was completed on March 22, 2018.
Zhengqi International Holding Limited [Member]
Subsequent Events (Textual)
Repurchase of agreement ordinary shares | shares					966,136
Stock aggregate purchase price | $					$ 10.0
Aggregate purchase price per share | $ / shares					$ 10.40
Forfeited ordinary shares | shares					1,278,776
Stock repurchase agreement description					The Stock Repurchase Agreement provides that those shares will be treated in the following manner: 51,151 shares (4% of the total) became additional shares placed in an indemnity escrow account; and 1,227,625 shares were distributed to the former Borqs International shareholders based on their respective proportionate interests in the merger consideration.
Shenzhen Crave Communication Co., Ltd [Member]
Subsequent Events (Textual)
Agreed to acquire equity percentage				13.80%
Ordinary shares issued to selling shareholders | shares				473,717
Ordinary shares to selling shareholders value | $				$ 10.0
Colmei Technology International Ltd [Member]
Subsequent Events (Textual)
Agreed to acquire equity percentage				13.80%
Ordinary shares issued to selling shareholders | shares				473,717
Ordinary shares to selling shareholders value | $				$ 10.0
Borqs Software Solutions Private Ltd [Member]
Subsequent Events (Textual)
Repurchase of agreement ordinary shares | shares			29,170
Aggregate purchase price per share | $ / shares			$ 9.40
Number of employees participated | Employee			222
Shanghai KADI Machinery Technology Co., Ltd. [Member]
Subsequent Events (Textual)
Cash | $		$ 11.7				$ 11.7
Cash advances payment, description		In accordance with the letter of intent, the Company have made three of four scheduled cash advances to KADI amounted to $450,000, which is recorded as other non-current assets. The remaining fourth payment of $150,000 will be paid in May 2018.
Agreed to acquire equity percentage		5.00%				5.00%
Ordinary shares to selling shareholders value | $		$ 3.3				$ 3.3
Agreement to acquire equity interest		60.00%				60.00%
Aggregate of cash to paid | $		$ 15.0
Subsequent Event [Member]
Subsequent Events (Textual)
Ordinary shares to selling shareholders value | $								$ 3.0
Subsequent Event [Member] | Borqs Software Solutions Private Ltd [Member] | Minimum [Member] | 2017 Equity Incentive Plan [Member]
Subsequent Events (Textual)
Purchase of restricted ordinary shares | shares	100
Subsequent Event [Member] | Borqs Software Solutions Private Ltd [Member] | Maximum [Member] | 2017 Equity Incentive Plan [Member]
Subsequent Events (Textual)
Purchase of restricted ordinary shares | shares	200